RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Change in Fair Value of Scheme Assets - Postemployment Retirement Benefits [Member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
The Group [member]
Changes in the fair value of scheme assets
Beginning Balance	£ 42,238	£ 43,722
Return on plan assets excluding amounts included in interest income	3,531	(1,529)
Interest income	1,220	1,141
Employer contributions	1,062	827
Benefits paid	(2,174)	(3,036)
Settlements	(18)	(18)
Administrative costs paid	(43)	(40)
Transfer of subsidiary		1,145
Exchange and other adjustments	(25)	26
Ending Balance	45,791	42,238
The Bank [member]
Changes in the fair value of scheme assets
Beginning Balance	25,865	27,674
Return on plan assets excluding amounts included in interest income	2,700	(983)
Interest income	765	710
Employer contributions	558	451
Benefits paid	(1,436)	(1,965)
Administrative costs paid	(26)	(25)
Exchange and other adjustments	(7)	3
Ending Balance	£ 28,419	£ 25,865